Exempt Party-In-Interest Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, commencing date	Jan. 01, 2021